Goodwill (Change in Goodwill) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Balance, beginning of period	$ 82.0	$ 89.5	$ 60.4
Acquisition adjustments		(6.2)
Acquisitions	6.1		28.9
Foreign currency translation	(1.5)	(1.3)	0.2
Balance, end of period	86.6	82.0	89.5
Supply Technologies
Goodwill [Roll Forward]
Balance, beginning of period	7.2	7.6	6.4
Acquisition adjustments		0.0
Acquisitions	0.0		0.7
Foreign currency translation	(1.1)	(0.4)	0.5
Balance, end of period	6.1	7.2	7.6
Assembly Components
Goodwill [Roll Forward]
Balance, beginning of period	54.1	54.0	49.0
Acquisition adjustments		0.1
Acquisitions	0.0		5.0
Foreign currency translation	0.0	0.0	0.0
Balance, end of period	54.1	54.1	54.0
Engineered Products
Goodwill [Roll Forward]
Balance, beginning of period	20.7	27.9	5.0
Acquisition adjustments		(6.3)
Acquisitions	6.1		23.2
Foreign currency translation	(0.4)	(0.9)	(0.3)
Balance, end of period	$ 26.4	$ 20.7	$ 27.9